Non-Controlling Interests - Schedule of Effects of Changes in Ownership (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025
Noncontrolling Interest [Line Items]
Net income attributable to non-controlling interest	$ 6,188	$ 1,557	$ 11,394	$ 4,451
Opco LLC
Noncontrolling Interest [Line Items]
Net income attributable to non-controlling interest	6,188
Decrease from reallocation of non-controlling interest	(74,031)
Change from net income attributable to/from non-controlling interest and transfers to non-controlling interest	$ (67,843)